THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                The Munder Funds

                         Supplement Dated June 27, 2000

                      to Prospectus Dated October 26, 1999

                               Class K Shares of:

Munder Balanced Fund, Munder Equity Income Fund (formerly Munder Growth & Income
     Fund), Munder Growth Opportunities Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season
 Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value
  Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Healthcare Fund, Munder Framlington
   International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder
     Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free Money
              Market Fundand Munder U.S. Treasury Money Market Fund

                                CHANGE OF ADDRESS

The section entitled "Your Investment-How to Reach the Funds by mail" in the prospectus is hereby deleted and replaced with the following: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, PA 19406-0428.

              CHANGE OF NAME FOR FIRST DATA INVESTOR SERVICES GROUP

The name of First Data Investor Services Group has changed to PFPC Global Fund Services.

                              CLOSING OF VALUE FUND

         Shares of the Value Fund are no longer available.

                     CHANGE OF NAME FOR GROWTH & INCOME FUND

         The Board of Trustees of The Munder Funds Trust has changed the name of the Growth & Income Fund to the Equity Income Fund.

           PORTFOLIO MANAGEMENT OF REAL ESTATE EQUITY INVESTMENT FUND

     Robert E. Crosby is manager of the Real Estate Equity Investment Fund. Mr. Crosby has managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby has been with the Advisor since 1993, and also serves as portfolio manager for separately managed institutional accounts.

         PORTFOLIO MANAGEMENT OF BOND FUND, INTERMEDIATE BOND FUND AND
                           U.S. GOVERNMENT INCOME FUND

     Anne K. Kennedy and Peter G. Root jointly manage the Bond Fund, the Intermediate Bond Fund and U.S. Government Income Fund. Ms. Kennedy, Vice President and Director of Portfolio Management of the Advisor or of Old MCM, Inc. ("Old MCM"), the predecessor to the Advisor since 1991, has managed the Bond Fund and the U.S. Government Income Fund since January 2000 and the Intermediate Bond Fund since March 1995. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Bond Fund and Intermediate Bond Fund since January 2000 and the U.S. Government Income Fund since March 1995. Mr. Root joined Old MCM in 1991.

                 PORTFOLIO MANAGEMENT OF INTERNATIONAL BOND FUND

     Sharon E. Fayolle and Peter G. Root jointly manage the International Bond Fund. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or Old MCM, has managed the Fund since 1996. Prior to that she managed an international portfolio for Ford Motor Company. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Fund since January 2000. Mr. Root joined Old MCM in 1991.

             CHANGE OF INVESTMENT OBJECTIVE FOR SMALL-CAP VALUE FUND

         The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Small-Cap Value Fund from long-term capital appreciation, with income as a secondary objective to long-term capital appreciation.

            CHANGE OF INVESTMENT POLICY FOR SMALL COMPANY GROWTH FUND

         The Board of Trustees of The Munder Funds Trust has changed the investment policy of the Small Company Growth Fund to increase the market capitalization of the issuers considered to be small-cap companies. Accordingly, the first paragraph of the section entitled "Risk Return Summary-Principal Investment Strategies" of the Small Company Growth Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion, which is less than the market capitalization of S&P 500 companies.

              PRINCIPAL INVESTMENT STRATEGIES OF BALANCED FUND AND
                       REAL ESTATE EQUITY INVESTMENT FUND

         The  section   entitled  "Risk  Return   Summary-Principal   Investment
Strategies" of the Balanced Fund in the prospectus is hereby supplemented with the following:

                  Stocks are chosen on the basis of above-average and sustainable earnings growth, financial stability or attractive valuation using the advisor's proprietary GARP (Growth at a Reasonable Price) style, which focuses both growth prospects and valuation. Bond strategy focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

         The  section   entitled  "Risk  Return   Summary-Principal   Investment
Strategies" of the Real Estate Equity Investment Fund in the prospectus is hereby supplemented with the following:

                  The advisor selects companies exhibiting steady cash flows, financial stability, quality management and reasonable valuations.

                                   MANAGEMENT

         The last two paragraphs in the section entitled "Management-Investment Advisors And Sub-Advisor" in the prospectus are hereby deleted and replaced with the following:

         During the fiscal year ended June 30, 1999, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:

Balanced Fund                                                   0.65%
Growth & Income Fund                                            0.75%
Growth Opportunities Fund                                       0.75%
Index 500 Fund                                                  0.07%
International Equity Fund                                       0.75%
Micro-Cap Equity Fund                                           1.00%
Multi-Season Growth Fund                                        0.75%
Real Estate Equity Investment Fund                              0.74%
Small-Cap Value Fund                                            0.75%
Small Company Growth Fund                                       0.75%
Framlington Emerging Markets Fund                               1.25%
Framlington Healthcare Fund                                     1.00%
Framlington International Growth Fund                           1.00%
Bond Fund                                                       0.50%
Intermediate Bond Fund                                          0.50%
International Bond Fund                                         0.50%
U.S. Government Income Fund                                     0.50%
Michigan Tax-Free Bond Fund                                     0.50%
Tax-Free Bond Fund                                              0.50%
Tax-Free Short-Intermediate Bond Fund                           0.50%
Cash Investment Fund                                            0.35%
Tax-Free Money Market Fund                                      0.35%
U.S. Treasury Money Market Fund                                 0.35%

         During the fiscal year ended June 30, 1999, a portion of the advisory fees for the Index 500 Fund and the Multi-Season Growth Fund were waived. As a result, the payments shown above for those Funds were less than the contractual advisory fees of .20% of the first $250 million of the Index 500 Fund's average daily net assets; .12% of the next $250 million of the Fund's average daily net assets and .07% of the Fund's average daily net assets over $500 million and 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of that Fund's average daily net assets over $500 million.

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                The Munder Funds

                         Supplement Dated June 27, 2000

                      to Prospectus Dated October 26, 1999

                               Class K Shares of:

      Munder Focus Growth Fund (formerly Munder Equity Selection Fund) and
               Munder Framlington Global Financial Services Fund

                                CHANGE OF ADDRESS

The section entitled "Your Investment-How to Reach the Funds by mail" in the prospectus is hereby deleted and replaced with the following: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, PA 19406-0428.

              CHANGE OF NAME FOR FIRST DATA INVESTOR SERVICES GROUP

The name of First Data Investor Services Group has changed to PFPC Global Fund Services.

       CHANGE OF NAME AND PERFORMANCE BENCHMARK FOR EQUITY SELECTION FUND

         The Board of Directors of The Munder Funds, Inc. has changed the name of the Equity Selection Fund to the Focus Growth Fund, and approved the change in performance benchmark for the Fund. Accordingly, the section entitled "Risk Return Summary-Principal Investment Strategies" of the Fund in the prospectus is hereby deleted and replaced with the following:

         The Fund pursues its goal by investing at least 65% of its assets in equity securities.

         The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

         The Fund generally invests in companies with market capitalizations of at least $1 billion.

         The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

         The Fund may also invest in foreign securities.